Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026729
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class A Shares
Trading Symbol	KAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$96	1.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%
AssetsNet	$ 4,660,479,873
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,660,479,873 Number of Investments149 Portfolio Turnover16%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Material Fund Change [Text Block]
C000026731
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class C Shares
Trading Symbol	KAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$120	2.46%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.46%
AssetsNet	$ 4,660,479,873
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,660,479,873 Number of Investments149 Portfolio Turnover16%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Material Fund Change [Text Block]
C000176447
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Institutional Shares
Trading Symbol	KAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 4,660,479,873
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,660,479,873 Number of Investments149 Portfolio Turnover16%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Material Fund Change [Text Block]
C000026732
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class R Shares
Trading Symbol	KAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$96	1.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%
AssetsNet	$ 4,660,479,873
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,660,479,873 Number of Investments149 Portfolio Turnover16%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Material Fund Change [Text Block]
C000055072
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class A Shares
Trading Symbol	KLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
AssetsNet	$ 1,081,339,850
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,081,339,850 Number of Investments44 Portfolio Turnover6%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Material Fund Change [Text Block]
C000055073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class C Shares
Trading Symbol	KLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$93	1.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%
AssetsNet	$ 1,081,339,850
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,081,339,850 Number of Investments44 Portfolio Turnover6%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Material Fund Change [Text Block]
C000138433
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R6 Shares
Trading Symbol	KLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,081,339,850
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,081,339,850 Number of Investments44 Portfolio Turnover6%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Material Fund Change [Text Block]
C000055075
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Institutional Shares
Trading Symbol	KLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,081,339,850
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,081,339,850 Number of Investments44 Portfolio Turnover6%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Material Fund Change [Text Block]
C000055074
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R Shares
Trading Symbol	KLCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
AssetsNet	$ 1,081,339,850
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,081,339,850 Number of Investments44 Portfolio Turnover6%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Material Fund Change [Text Block]
C000026733
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class A Shares
Trading Symbol	FKASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
AssetsNet	$ 2,872,597,684
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,872,597,684 Number of Investments156 Portfolio Turnover20%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Material Fund Change [Text Block]
C000026735
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class C Shares
Trading Symbol	FKCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$102	2.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%
AssetsNet	$ 2,872,597,684
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,872,597,684 Number of Investments156 Portfolio Turnover20%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Material Fund Change [Text Block]
C000164583
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	FKAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 2,872,597,684
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,872,597,684 Number of Investments156 Portfolio Turnover20%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Material Fund Change [Text Block]
C000195257
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	FKALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,872,597,684
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,872,597,684 Number of Investments156 Portfolio Turnover20%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Material Fund Change [Text Block]
C000026736
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R Shares
Trading Symbol	FKKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 2,872,597,684
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,872,597,684 Number of Investments156 Portfolio Turnover20%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Material Fund Change [Text Block]
C000026743
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	FGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 6,373,076,695
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,373,076,695 Number of Investments125 Portfolio Turnover38%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Material Fund Change [Text Block]
C000026745
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	FGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$94	1.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.94%
AssetsNet	$ 6,373,076,695
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,373,076,695 Number of Investments125 Portfolio Turnover38%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Material Fund Change [Text Block]
C000082649
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 6,373,076,695
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,373,076,695 Number of Investments125 Portfolio Turnover38%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Material Fund Change [Text Block]
C000043493
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	FGSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 6,373,076,695
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,373,076,695 Number of Investments125 Portfolio Turnover38%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Material Fund Change [Text Block]